Offerings - Offering: 1	Jul. 15, 2025 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share, reserved for issuance pursuant to the AIM ImmunoTech Inc. 2018 Amended and Restated Equity Incentive Plan
Amount Registered | shares	15,283
Proposed Maximum Offering Price per Unit | $ / shares	8.95
Maximum Aggregate Offering Price	$ 136,782
Fee Rate	0.01531%
Amount of Registration Fee	$ 20.94
Offering Note	In accordance with Rule 416(a) of the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement on Form S-8 (the “Registration Statement”) shall be deemed to cover any additional shares of Common Stock, $0.01 par value per share (the “Common Stock”) of AIM ImmunoTech (the “Company”) that become issuable under the plans set forth herein by reason of any stock divided, stock split, recapitalization, or other similar transaction effected that results in an increase to the number of outstanding shares of Registrant’s Common Stock, as applicable.Estimated in accordance with Rules 457(c) and 457(h) of the Securities Act based upon the average of the high and low sale prices of the Common Stock as reported on the NYSE American on June 30, 2025.This Registration also relates to the rights to purchase shares of Series A Junior Participating Preferred Stock of the Registrant, which are attached to all shares of Common Stock pursuant to the terms of the Registrant’s Third Amended and Restated Rights Agreement dated May 12, 2023. Until the occurrence of prescribed events, the preferred share purchase rights are not exercisable, are evidenced by the certificates for the Common Stock and will be transferred with and only with such Common Stock. The preferred share purchase rights are appurtenant to and trade with the Common Stock and No separate consideration will be received for the preferred share purchase rights. Therefore, the registration fee for the preferred shares purchase rights is included in the fee for the Common Stock.